Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED GLOBAL ALLOCATION FUND
Prospectus Date	rr_ProspectusDate	Jan. 31, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Federated Global Allocation Fund

CLASS A SHARES (TICKER FSTBX)
CLASS B SHARES (TICKER FSBBX)
CLASS C SHARES (TICKER FSBCX)
INSTITUTIONAL SHARES (TICKER SBFIX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED January 31, 2019

Federated Global Allocation Fund (FGALF) is entering into an Agreement and Plan of Reorganization (the "Agreement") providing for: (i) the transfer of all or substantially all of the assets of Federated Absolute Return Fund (FARF) (which offers Class A Shares, Class B Shares, Class C Shares and Institutional Shares) (the "FARF Shares") in exchange solely for Class A Shares, Class B Shares, Class C Shares and Institutional Shares of FGALF; (ii) the distribution of Class A Shares, Class B Shares, Class C Shares and Institutional Shares of FGALF to the holders of the outstanding FARF Shares; and (iii) the liquidation and termination of FARF upon the terms and conditions set forth in the Agreement (the "Reorganization").

The Reorganization is subject to the approval of FARF shareholders at a special meeting of shareholders currently scheduled for April 25, 2019. If the Reorganization is approved by FARF shareholders, the "Termination Date" of the voluntary waiver and/or reimbursement of expenses described in the footnote to the table in the section entitled "Risk/Return Summary: Fees and Expenses" shall be changed to the later of: (a) April 1, 2020; or (b) the date of FGALF's next effective Prospectus.

FEDERATED GLOBAL ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Federated Global Allocation Fund

CLASS A SHARES (TICKER FSTBX)
CLASS B SHARES (TICKER FSBBX)
CLASS C SHARES (TICKER FSBCX)
INSTITUTIONAL SHARES (TICKER SBFIX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED January 31, 2019

Federated Global Allocation Fund (FGALF) is entering into an Agreement and Plan of Reorganization (the "Agreement") providing for: (i) the transfer of all or substantially all of the assets of Federated Absolute Return Fund (FARF) (which offers Class A Shares, Class B Shares, Class C Shares and Institutional Shares) (the "FARF Shares") in exchange solely for Class A Shares, Class B Shares, Class C Shares and Institutional Shares of FGALF; (ii) the distribution of Class A Shares, Class B Shares, Class C Shares and Institutional Shares of FGALF to the holders of the outstanding FARF Shares; and (iii) the liquidation and termination of FARF upon the terms and conditions set forth in the Agreement (the "Reorganization").

The Reorganization is subject to the approval of FARF shareholders at a special meeting of shareholders currently scheduled for April 25, 2019. If the Reorganization is approved by FARF shareholders, the "Termination Date" of the voluntary waiver and/or reimbursement of expenses described in the footnote to the table in the section entitled "Risk/Return Summary: Fees and Expenses" shall be changed to the later of: (a) April 1, 2020; or (b) the date of FGALF's next effective Prospectus.